Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

4. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	June 30, 2017	December 31, 2016
Interest expense	$114,750	$22,383
Accounts payable	114,355	226,516
Accrued bonus	171,000	-
Deferred Directors’ fees	32,225	11,250
	$432,330	$260,149

4. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31, 2016	December 31, 2015

Interest expense	$22,383	$-
Accounts payable	226,516	186,814
Accrued bonuses	-	135,264
Deferred Directors’ fees	11,250	-
	$260,149	$322,078